Capital Structure - Schedule of Warrants Outstanding to Purchase Shares Common Stock Liability (Details) - $ / shares	Dec. 31, 2022	Dec. 06, 2022	Sep. 01, 2022	May 17, 2022	May 31, 2021	Feb. 28, 2021	Jan. 21, 2021
Schedule Of Capitalization Equity [Line Items]
Exercise price of warrants		$ 5.99375	$ 26.25	$ 60.75	$ 1,190	$ 2,240
March Series A Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	15
Exercise price of warrants	$ 14
Warrants expiration date	Mar. 26, 2025
MAM Eagle Lender Warrant
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	376
Exercise price of warrants	$ 6,426
Warrants expiration date	May 29, 2027
November Series A Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	7,234
Exercise price of warrants	$ 4.5
Warrants expiration date	Dec. 06, 2027
November Placement Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	433
Exercise price of warrants	$ 2,073.75
Warrants expiration date	Nov. 24, 2025
December Placement Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	441
Exercise price of warrants	$ 2,038.75
Warrants expiration date	Dec. 18, 2025
January Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	7,358
Exercise price of warrants	$ 4.5						$ 2,240
Warrants expiration date	Dec. 06, 2027
January Placement Agent Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	441
Exercise price of warrants	$ 2,800
Warrants expiration date	Jan. 21, 2026
February Placements Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	471
Exercise price of warrants	$ 2,800
Warrants expiration date	Feb. 08, 2026
May Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	4,008
Exercise price of warrants	$ 23.924			$ 43.6	$ 1,260
Warrants expiration date	Jun. 01, 2027
May Warrants, repriced
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	6,013
Exercise price of warrants	$ 4.5
Warrants expiration date	Dec. 06, 2027
May Placements Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	601
Exercise price of warrants	$ 1,487.5
Warrants expiration date	May 31, 2026
December 2021 Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	3,918
Exercise price of warrants	$ 23.924
Warrants expiration date	Jun. 27, 2027
December 2021 Warrants, repriced
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	5,143
Exercise price of warrants	$ 4.5
Warrants expiration date	Dec. 06, 2027
December 2021 Placement Agent Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	724
Exercise price of warrants	$ 448
Warrants expiration date	Dec. 27, 2026
March 2022 Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	1,952
Exercise price of warrants	$ 130
Warrants expiration date	Mar. 01, 2027
March 2022 Warrants, repriced
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	37,492
Exercise price of warrants	$ 23.924
Warrants expiration date	Mar. 01, 2027
March 2022A Warrants, repriced
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	48,246
Exercise price of warrants	$ 4.5
Warrants expiration date	Dec. 06, 2027
March 2022 Underwriter Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	5,263
Exercise price of warrants	$ 142.5
Warrants expiration date	Feb. 24, 2027
May 2022 Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	26,748
Exercise price of warrants	$ 43.6
Warrants expiration date	May 19, 2027
May 2022 Warrants, repriced
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	14,404
Exercise price of warrants	$ 4.5
Warrants expiration date	Dec. 06, 2027
May 2022 Placement Agent Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	2,469
Exercise price of warrants	$ 60.752
Warrants expiration date	May 17, 2027
August 2022 Series A-1 Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	152,612
Exercise price of warrants	$ 21
Warrants expiration date	Sep. 01, 2027
August 2022 Series A-1 Warrants, repriced
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	142,858
Exercise price of warrants	$ 4.5
Warrants expiration date	Dec. 06, 2027
August 2022 Series A-2 Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	152,612
Exercise price of warrants	$ 21
Warrants expiration date	Oct. 02, 2023
August 2022 Series A-2 Warrants, repriced
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	142,858
Exercise price of warrants	$ 4.5
Warrants expiration date	Dec. 06, 2027
August 2022 Placement Agent Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	17,728
Exercise price of warrants	$ 26.25
Warrants expiration date	Aug. 29, 2027
December 2022 Series A-3 Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	1,042,787
Exercise price of warrants	$ 4.5
Warrants expiration date	Dec. 06, 2027
December 2022 Series A-4 Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	961,787
Exercise price of warrants	$ 4.5
Warrants expiration date	Jan. 08, 2024
December 2022 Placement Agent Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock	62,567
Exercise price of warrants	$ 5.99375
Warrants expiration date	Dec. 02, 2027